Supplement to the
Fidelity Asset Manager® 20%
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 24.

Derek Young is manager of Asset Manager 20%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as Director of Risk Management, Senior Vice President of Strategic Services and portfolio manager.

AMI-08-01 June 16, 2008
1.471580.118

Supplement to the
Fidelity Asset Manager® 50%
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 25.

Derek Young is manager of Asset Manager 50%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

FAA-08-01 June 16, 2008
1.724188.114

Supplement to the
Fidelity Asset Manager® 85%
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 24.

Derek Young is manager of Asset Manager 85%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AGG-08-01 June 16, 2008
1.734040.113

Supplement to the
Fidelity Asset Manager® 70%
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 24.

Derek Young is manager of Asset Manager 70%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AMG-08-01 June 16, 2008
1.471579.114

Supplement to the
Fidelity® Asset ManagerSM Funds
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 22.

Derek Young is manager of Fidelity Asset Manager Funds, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

FFM-08-01 June 16, 2008
1.471528.119

Supplement to the

Fidelity Asset Manager® 20%

Fidelity Asset Manager® 50%

Fidelity Asset Manager® 70%

Fidelity Asset Manager® 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of the funds and all references to Mr. Habermann in the "Management Contracts" section beginning on page 31 are no longer applicable.

FFMB-08-01 June 16, 2008
1.473233.118

Supplement to the
Fidelity Advisor Asset ManagerSM 20%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Asset Manager 20%	0.90%	5/1/08	1.15%	5/01/08	1.65%	5/1/08	1.65%	5/1/08

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 32.

Derek Young is manager of Asset Manager 20%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as Director of Risk Management, Senior Vice President of Strategic Services and portfolio manager.

AAM20-08-02 June 16, 2008
1.847516.103

Supplement to the
Fidelity Advisor Asset ManagerSM 20%
Institutional Class
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual class operating expensesA	0.59%

A Effective May 1, 2008, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.65%. This arrangement may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 29.

Derek Young is manager of Asset Manager 20%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as Director of Risk Management, Senior Vice President of Strategic Services and portfolio manager.

AAM20I-08-02 June 16, 2008
1.855549.102

Supplement to the
Fidelity Advisor
Asset ManagerSM 50%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.25%	0.23%	0.28%	0.24%
Total annual class operating expensesA	1.01%	1.24%	1.79%	1.75%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Asset Manager 50%	1.10%	5/1/08	1.35%	5/1/08	1.85%	5/1/08	1.85%	5/1/08

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 31.

Derek Young is manager of Asset Manager 50%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AAM50-08-02 June 16, 2008
1.847520.103

Supplement to the
Fidelity Advisor
Asset ManagerSM 50%
Institutional Class
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Total annual class operating expensesA	0.72%

A Effective May 1, 2008, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.85%. This arrangement may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 30.

Derek Young is manager of Asset Manager 50%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AAM50I-08-02 June 16, 2008
1.837951.103

Supplement to the
Fidelity Advisor Asset ManagerSM 70%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Asset Manager 70% and Fidelity Asset Manager 70%.

Each fund seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Asset Manager 70% in exchange for corresponding shares of Fidelity Asset Manager 70% equal in value to the relative net asset value of the outstanding shares of Class A, Class T, Class B, and Class C, respectively of Fidelity Advisor Asset Manager 70%. After the exchange, Fidelity Advisor Asset Manager 70% will distribute the Fidelity Asset Manager 70% shares to its shareholders pro rata, in liquidation of Fidelity Advisor Asset Manager 70% (these transactions are referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, will take place on or about September 26, 2008. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor Asset Manager 70% nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

For more detailed information, please contact Fidelity at 1-877-208-0098.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 31.

Derek Young is manager of Advisor Asset Manager 70%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AAL-08-02 June 16, 2008
1.742446.122

Supplement to the
Fidelity Advisor Asset ManagerSM 70%
Institutional Class
November 29, 2007
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Charles Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Asset Manager 70% and Fidelity Asset Manager 70%.

Each fund seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Asset Manager 70% in exchange for Institutional Class shares of Fidelity Asset Manager 70% equal in value to the relative net asset value of the outstanding shares of Institutional Class of Fidelity Advisor Asset Manager 70%. After the exchange, Fidelity Advisor Asset Manager 70% will distribute the Fidelity Asset Manager 70% shares to its shareholders pro rata, in liquidation of Fidelity Advisor Asset Manager 70% (these transactions are referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, will take place on or about September 26, 2008. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor Asset Manager 70% nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

For more detailed information, please contact Fidelity at 1-877-208-0098.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 28.

Derek Young is manager of Advisor Asset Manager 70%, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AALI-08-02 June 16, 2008
1.742447.117

Supplement to the
Fidelity Advisor Asset ManagerSM 85%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 32.

Derek Young is manager of the fund, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AAM85-08-01 June 16, 2008
1.847514.102

Supplement to the
Fidelity Advisor Asset ManagerSM 85%
Institutional Class
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 30.

Derek Young is manager of the fund, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

AAM85I-08-01 June 16, 2008
1.855550.101

Supplement to the

Fidelity Advisor Asset Manager 20%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 20%

Fidelity Advisor Asset Manager 50%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 50%

Fidelity Advisor Asset Manager® 70%

Class A, Class T, Class B, Class C, and Institutional Class

Fidelity Advisor Asset Manager 85%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 85%

Funds of Fidelity® Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of the funds and all references to Mr. Habermann in the "Management Contracts" section beginning on page 32 are no longer applicable.

AAM/AAMIB-08-02 June 16, 2008
1.848940.102

Supplement to the
Fidelity® Broad Market Opportunities Fund
November 29, 2007
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann found in the "Fund Management" section on page 15:

Derek Young is manager of Broad Market Opportunities Fund, which he has managed since July 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

BMO-08-01 June 16, 2008
1.857395.101

Supplement to the
Fidelity® Asset ManagerSM Funds Fidelity Asset
Manager® 30%
Fidelity Asset
Manager 40%
Fidelity Asset
Manager 60%
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

		Effective Date
Asset Manager 30%	0.65%	05/01/08
Asset Manager 40%	0.65%	05/01/08
Asset Manager 60%	0.85%	05/01/08

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 29.

Derek Young is manager of the Fidelity Asset Manager Funds, which he has managed since their inception in October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

TFS-08-02 June 16, 2008
1.868417.101

Supplement to the

Fidelity Asset Manager® 30%

Fidelity Asset Manager® 40%

Fidelity Asset Manager® 60%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 3, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of each fund and all references to Mr. Habermann in the "Management Contracts"section beginning on page 28 are no longer applicable.

TFSB-08-01 June 16, 2008
1.870921.100

Supplement to the
Fidelity Asset ManagerSM Funds Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 60%
Class A, Class T, Class B, and Class C
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Asset Manager 30%	0.90%	5/01/08	1.15%	5/01/08	1.65%	5/01/08	1.65%	5/01/08
Asset Manager 40%	0.90%	5/01/08	1.15%	5/01/08	1.65%	5/01/08	1.65%	5/01/08
Asset Manager 60%	1.10%	5/01/08	1.35%	5/01/08	1.85%	5/01/08	1.85%	5/01/08

These arrangements may be discontinued by FMR at any time.

ATFS-08-02 June 16, 2008
1.859614.102

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 11.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones Wilshire 5000 (U.S. stocks)
  5% Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) (foreign stocks)
  45% Lehman Brothers U.S. Aggregate Index (U.S. bonds)
  15% Lehman Brothers 3-Month U.S. Treasury Bill Index

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 37.

Derek Young is manager of the Fidelity Asset Manager Funds, which he has managed since their inception in October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Supplement to the
Fidelity Asset ManagerSM Funds
Fidelity Advisor Asset Manager 30%
Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 60%
Institutional Class
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Institutional Class	Effective Date
Asset Manager 30%	0.65%	05/01/08
Asset Manager 40%	0.65%	05/01/08
Asset Manager 60%	0.85%	05/01/08

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 34.

Derek Young is manager of the Fidelity Asset Manager Funds, which he has managed since their inception in October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ATFSI-08-02 June16, 2008
1.868416.101

Supplement to the

Fidelity Advisor Asset Manager 30% Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager® 30%

Fidelity Advisor Asset Manager 40% Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager® 40%

Fidelity Advisor Asset Manager 60% Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager® 60%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 3, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of each fund and all references to Mr. Habermann in the "Management Contracts"section beginning on page 28 are no longer applicable.

ATFS/ATFSIB-08-01 June 16, 2008
1.870922.100